Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets and liabilities [line items]
Long-term investments - common shares held	$ 95,608	$ 64,621
Long-term investments - warrants held	124
Convertible note receivable	15,777
Total net financial assets measured at fair value	211,428	188,249
Cash and cash equivalents	98,521	124,295	$ 103,297
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	503
Accrued liabilities from provisional concentrate sales related to fair value adjustment, net of trade receivable		(1,170)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Long-term investments - common shares held	95,608	64,621
Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Total net financial assets measured at fair value	194,129	188,916
Cash and cash equivalents	98,521	124,295
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Long-term investments - common shares held	95,608	64,621
Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Long-term investments - warrants held	124
Total net financial assets measured at fair value	1,522	(667)
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	503
Accrued liabilities from provisional concentrate sales related to fair value adjustment, net of trade receivable		$ (1,170)
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible note receivable	15,777
Total net financial assets measured at fair value	$ 15,777